UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06506

Western Asset Intermediate Muni Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2009

ITEM 1.               SCHEDULE OF INVESTMENTS

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

FORM N-Q

March 31, 2009

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited)	March 31, 2009

Face Amount	Security	Value
MUNICIPAL BONDS — 98.8%
Alabama — 3.1%
$3,000,000	Alabama State Public School & College Authority, FSA, 5.125% due 11/1/15	$3,046,500
1,225,000	Baldwin County, AL, Board of Education, Capital Outlay School Warrants, AMBAC, 5.000% due 6/1/20	1,277,491
1,000,000	Saraland, AL, GO, MBIA, 5.250% due 1/1/15	1,053,900
	Total Alabama	5,377,891
Alaska — 1.6%
1,000,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC, 8.000% due 5/1/23 (a)	853,170
500,000	Anchorage, AK, GO, Refunding, FGIC, 6.000% due 10/1/14	593,270
1,250,000	North Slope Boro, AK, Refunding, MBIA, 5.000% due 6/30/15	1,375,588
	Total Alaska	2,822,028
Arizona — 0.1%
158,000	Maricopa County, AZ, Hospital Revenue, St. Lukes Medical Center, 8.750% due 2/1/10 (b)	168,752
Arkansas — 1.5%
1,500,000	Arkansas State Development Finance Authority Hospital Revenue, Washington Regional Medical Center, 7.000% due 2/1/15 (c)	1,560,705
1,000,000	Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.000% due 4/1/12 (a)	936,630
	Total Arkansas	2,497,335
California — 3.2%
1,500,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	1,321,965
2,000,000	California Statewide CDA Revenue, Lodi Memorial Hospital, 5.000% due 12/1/22	1,905,420
785,000	Los Angeles, CA, COP, Hollywood Presbyterian Medical Center, INDLC, 9.625% due 7/1/13 (b)	929,683
250,000	San Francisco, CA, Airport Improvement Corp. Lease Revenue, United Airlines Inc., 8.000% due 7/1/13 (b)	286,308
1,000,000	San Francisco, CA, City & County Airports Commission, International Airport Revenue, 6.500% due 5/1/10 (a)(d)(e)	1,031,420
70,000	San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital, 11.500% due 5/1/11 (b)	77,501
	Total California	5,552,297
Colorado — 6.3%
1,860,000	Broomfield, CO, COP, Open Space Park & Recreation Facilities, AMBAC, 5.500% due 12/1/20	1,886,058
	Colorado Educational & Cultural Facilities Authority Revenue Charter School:
1,000,000	Bromley East Project, 7.000% due 9/15/20 (c)	1,140,660
1,155,000	Bromley School Project, XLCA, 5.125% due 9/15/20	1,210,140
1,350,000	Refunding & Improvement, University Lab School, XLCA, 5.250% due 6/1/24	1,188,702
500,000	University Lab School Project, 6.125% due 6/1/21 (c)	549,995
710,000	Denver, CO, Health & Hospital Authority, 6.250% due 12/1/16 (c)	798,430
2,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue, 6.125% due 11/15/23	1,558,480
1,765,000	Pueblo, CO, Bridge Waterworks Water Revenue, Improvement, FSA, 6.000% due 11/1/14 (c)	1,910,048
750,000	SBC Metropolitan District, CO, GO, ACA, 5.000% due 12/1/25	449,100
	Total Colorado	10,691,613
Connecticut — 2.0%
2,000,000	Connecticut State HEFA Revenue, Bristol Hospital, 5.500% due 7/1/21	1,616,620

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount	Security	Value
Connecticut — 2.0% (continued)
$1,855,000	Connecticut State Special Obligation Parking Revenue, Bradley International Airport, ACA, 6.375% due 7/1/12 (a)	$1,776,645
	Total Connecticut	3,393,265
Florida — 3.0%
55,000	Lee County, FL, Southwest Florida Regional Airport Revenue, MBIA, 8.625% due 10/1/09 (b)	55,054
2,000,000	Miami-Dade County, FL, School Board, COP, 5.000% due 2/1/24	1,966,980
1,070,000	Old Palm Community Development District, FL, Palm Beach Gardens, 5.375% due 5/1/14	866,240
	Orange County, FL, Health Facilities Authority Revenue:
395,000	First Mortgage Healthcare Facilities, 8.750% due 7/1/11	393,961
1,500,000	Hospital Adventist Health Systems, 6.250% due 11/15/24 (c)	1,731,540
130,000	Southern Adventist Hospital, Adventist Health Systems, 8.750% due 10/1/09 (b)	130,130
	Total Florida	5,143,905
Georgia — 7.7%
970,000	Athens, GA, Housing Authority Student Housing Lease Revenue, University of Georgia East Campus, AMBAC, 5.250% due 12/1/23	1,009,188
650,000	Chatham County, GA, Hospital Authority Revenue, Hospital Memorial Health Medical Center, 6.000% due 1/1/17	589,511
1,000,000	DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project, 6.000% due 7/1/29	978,130
	Georgia Municipal Electric Authority:
3,000,000	Power Revenue, Refunding, FSA, 5.000% due 1/1/18	3,171,600
315,000	Power System Revenue, 6.500% due 1/1/12	332,974
1,000,000	Griffin, GA, Combined Public Utilities Revenue, Refunding & Improvement, AMBAC, 5.000% due 1/1/21	1,044,020
6,000,000	Main Street Natural Gas Inc., GA, Gas Project Revenue, 5.500% due 9/15/24	3,907,800
2,015,000	Metropolitan Atlanta Rapid Transit Georgia Sales Tax Revenue, 7.000% due 7/1/11 (b)	2,168,341
	Total Georgia	13,201,564
Illinois — 3.1%
535,000	Bourbonnais, IL, Industrial Development Revenue, Refunding Kmart Corp. Project, 6.600% due 10/1/06 (f)	10,700
1,500,000	Chicago, IL, O’Hare International Airport, Revenue, Refunding Bonds, Lien A-2, FSA, 5.750% due 1/1/19 (a)	1,528,485
1,000,000	Cicero, IL, Tax Increment, XLCA, 5.250% due 1/1/21	805,400
830,000	Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project, 7.100% due 12/1/15 (b)	969,506
300,000	Illinois Development Finance Authority, Chicago Charter School Foundation Project A, 5.250% due 12/1/12 (b)	311,856
175,000	Illinois Health Facilities Authority Revenue, Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (b)	181,034
1,310,000	Kane County, IL, GO, FGIC, 5.500% due 1/1/14 (c)	1,425,503
	Total Illinois	5,232,484
Indiana — 3.0%
800,000	Ball State University, Indiana University Revenue, Student Fee, FGIC, 5.750% due 7/1/20 (c)	895,192
4,000,000	Indianapolis, IN, Thermal Energy System, Multi-Mode, 5.000% due 10/1/23 (d)(g)	4,140,640
70,000	Madison County, IN, Hospital Authority Facilities Revenue, Community Hospital of Anderson Project, 9.250% due 1/1/10 (b)	74,490
	Total Indiana	5,110,322

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount	Security	Value
Iowa — 1.0%
$1,000,000	Iowa Finance Authority, Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/20	$1,013,000
600,000	Muscatine, IA, Electric Revenue, 9.700% due 1/1/13 (b)	711,672
	Total Iowa	1,724,672
Kansas — 1.5%
2,500,000	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light, 5.250% due 12/1/23 (d)	2,504,450
Louisiana — 1.3%
200,000	Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna, 8.000% due 5/15/12 (b)	217,786
1,690,000	Monroe, LA, Sales & Use Tax Revenue, FGIC, 5.625% due 7/1/25 (c)	1,949,736
	Total Louisiana	2,167,522
Maryland — 0.6%
860,000	Maryland State Health & Higher EFA Revenue, Refunding Mercy Medical Center, FSA, 6.500% due 7/1/13	950,575
Massachusetts — 5.8%
1,130,000	Lancaster, MA, GO, AMBAC, 5.375% due 4/15/17	1,196,941
2,000,000	Massachusetts Educational Financing Authority Education Loan Revenue, 6.125% due 1/1/22 (a)	1,984,500
	Massachusetts State DFA Revenue:
500,000	Curry College, ACA, 6.000% due 3/1/20	459,745
370,000	VOA Concord, GNMA-Collateralized, 6.700% due 10/20/21 (c)	440,315
	Massachusetts State HEFA Revenue:
	Caritas Christi Obligation:
2,000,000	6.500% due 7/1/12	2,007,120
835,000	6.750% due 7/1/16	828,771
1,000,000	Milford-Whitinsville Regional Hospital, 6.500% due 7/15/23 (c)	1,161,380
960,000	Winchester Hospital, 6.750% due 7/1/30 (c)	1,021,853
880,000	Massachusetts State Industrial Finance Agency Assisted Living Facility Revenue, Arbors at Amherst Project, GNMA-Collateralized, 5.750% due 6/20/17 (a)	888,377
	Total Massachusetts	9,989,002
Michigan — 2.8%
1,000,000	Jenison, MI, Public Schools GO, Building and Site, FGIC, 5.500% due 5/1/20	1,050,090
	Michigan State, Hospital Finance Authority Revenue:
1,000,000	Oakwood Obligated Group, 5.500% due 11/1/18	946,340
	Refunding, Hospital Sparrow Obligated:
500,000	5.000% due 11/15/12	501,285
1,190,000	5.000% due 11/15/14	1,179,040
1,000,000	Walled Lake, MI, Consolidated School District, MBIA, 5.000% due 5/1/22	1,045,760
	Total Michigan	4,722,515
Missouri — 3.0%
1,000,000	Hazelwood, MO, School District, Missouri Direct Deposit Program, FGIC, 5.000% due 3/1/23	1,034,580
405,000	Lees Summit, MO, IDA Health Facilities Revenue, John Knox Village, 5.750% due 8/15/11 (b)	449,275
	Missouri State Environmental Improvement & Energy Resources Authority:
2,500,000	KC Power & Light Co. Project, 4.900% due 7/1/13 (a)(d)(e)	2,321,050
1,000,000	Water Pollution Control, State Revolving Funds Program, 5.250% due 7/1/18	1,176,890

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount	Security	Value
Missouri — 3.0% (continued)
$160,000	Nevada, MO, Waterworks Systems Revenue, AMBAC, 10.000% due 10/1/10 (b)	$168,654
	Total Missouri	5,150,449
Nebraska — 1.1%
	NebHELP Inc. Nebraska Revenue, MBIA:
900,000	6.200% due 6/1/13 (a)	902,610
1,000,000	6.450% due 6/1/18 (a)	949,630
	Total Nebraska	1,852,240
Nevada — 0.2%
275,000	Henderson, NV, Health Care Facilities Revenue, Unrefunded Balance, Catholic West, 6.200% due 7/1/09 (b)	278,842
New Hampshire — 3.5%
	New Hampshire HEFA Revenue:
	Covenant Health:
445,000	6.500% due 7/1/17 (c)	506,014
265,000	Unrefunded Balance, 6.500% due 7/1/17	275,497
6,400,000	Healthcare Systems Covenant Health, 5.000% due 7/1/28	5,227,904
	Total New Hampshire	6,009,415
New Jersey — 1.9%
295,000	New Jersey EDA Revenue, Cigarette Tax, 5.625% due 6/15/17	267,562
3,000,000	New Jersey State, Higher Education Assistance Authority, Student Loan Revenue, Student Loan, 5.875% due 6/1/21 (a)	2,825,160
110,000	Ringwood Borough, NJ, Sewer Authority Special Obligation, 9.875% due 7/1/13 (b)	129,498
	Total New Jersey	3,222,220
New Mexico — 1.6%
1,100,000	Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC, 5.250% due 10/1/18	1,286,329
1,415,000	New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, MBIA, 5.000% due 6/15/19	1,527,478
	Total New Mexico	2,813,807
New York — 3.3%
395,000	New York City, NY, IDA, Civic Facilities Revenue, Community Hospital Brooklyn, 6.875% due 11/1/10	395,822
3,025,000	New York State Dormitory Authority, New York & Presbyterian Hospital, FSA, 5.250% due 2/15/24	3,104,376
2,000,000	New York State Thruway Authority, Highway & Bridge, Trust Fund Revenue, AMBAC, 5.000% due 4/1/21	2,078,600
	Total New York	5,578,798
North Carolina — 0.8%
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, 6.450% due 1/1/14	1,024,820
335,000	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue, 10.500% due 1/1/10 (b)	359,723
	Total North Carolina	1,384,543
Ohio — 4.2%
2,000,000	American Municipal Power-Ohio Inc., Electricity Purchase Revenue, 5.000% due 2/1/13	1,910,680
345,000	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 6.750% due 1/1/10	349,399
1,000,000	Kettering, OH, City School District, School Improvement, FSA, 5.000% due 12/1/19	1,074,790

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount	Security	Value
Ohio — 4.2% (continued)
	Lake County, OH, Hospital Improvement Revenue:
$60,000	Lake County Memorial Hospital Project, 8.625% due 11/1/09 (b)	$60,380
45,000	Ridgecliff Hospital Project, 8.000% due 10/1/09 (b)	45,032
	Ohio State:
3,010,000	GO, Conservation Project, 5.250% due 9/1/13	3,195,988
	Water Development Authority Revenue:
440,000	Refunding, Safe Water Service, 9.375% due 12/1/10 (b)(g)	451,247
45,000	Safe Water, 9.000% due 12/1/10 (b)	45,913
	Total Ohio	7,133,429
Oregon — 0.4%
660,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.000% due 3/1/12 (a)	659,716
Pennsylvania — 5.7%
495,000	Conneaut, PA, School District GO, AMBAC, 9.500% due 5/1/12 (b)	537,634
1,000,000	Harrisburg, PA, Parking Authority Parking Revenue, FSA, 5.500% due 5/15/20 (c)	1,130,480
1,365,000	Northampton County, PA, IDA Revenue, Mortgage Moravian Hall Square Project, Radian, 5.500% due 7/1/19	1,189,720
1,000,000	Pennsylvania State IDA Revenue, Economic Development, AMBAC, 5.500% due 7/1/21	1,035,440
	Philadelphia, PA:
1,000,000	Gas Works Revenue, 7th General Ordinance, AMBAC, 5.000% due 10/1/17	1,010,340
1,000,000	School District, FSA, 5.500% due 2/1/23 (c)	1,115,630
2,000,000	Water & Wastewater, FGIC, 5.250% due 11/1/14	2,157,880
1,350,000	Pittsburgh, PA, School District GO, FSA, 5.375% due 9/1/16	1,508,342
	Total Pennsylvania	9,685,466
Rhode Island — 0.6%
1,000,000	Central Falls, RI, GO, Radian, 5.875% due 5/15/15	1,021,580
South Carolina — 1.6%
1,445,000	Charleston, SC, Waterworks & Sewer Revenue, 5.250% due 1/1/16	1,523,131
1,100,000	Greenville County, SC, School District Installment Purchase, Revenue, Refunding, Building Equity, 6.000% due 12/1/21 (c)	1,291,697
	Total South Carolina	2,814,828
South Dakota — 1.5%
2,400,000	Minnehana County, SD, GO, Limited Tax Certificates, 5.625% due 12/1/20 (c)	2,486,592
Tennessee — 4.1%
300,000	Jackson, TN, Water & Sewer Revenue, 7.200% due 7/1/12 (b)	323,523
	Tennessee Energy Acquisition Corp., Gas Revenue:
2,500,000	5.250% due 9/1/20	1,913,750
6,570,000	5.250% due 9/1/23	4,791,435
	Total Tennessee	7,028,708
Texas — 11.2%
5,140,000	Austin Texas Electric Utility System Revenue, Refunding, AMBAC, 5.000% due 11/15/19	5,443,260
1,200,000	Brazos River, TX, Harbor Navigation District, BASF Corp. Project, 6.750% due 2/1/10	1,248,444
1,000,000	Dallas-Fort Worth, TX, International Airport Revenue, Refunding, FSA, 5.500% due 11/1/20 (a)	1,005,190
	El Paso County, TX, Housing Finance Corp.:
260,000	La Plaza Apartments, Subordinated, 8.000% due 7/1/30	212,542

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount	Security	Value
Texas — 11.2% (continued)
$360,000	MFH Revenue, American Village Communities, 6.250% due 12/1/24	$349,481
	El Paso, TX, Water & Sewer Revenue, Refunding & Improvement, FSA:
955,000	6.000% due 3/1/15 (c)	1,082,216
45,000	Unrefunded Balance, 6.000% due 3/1/15	49,943
2,000,000	Fort Worth, TX, Water & Sewer Revenue, 5.625% due 2/15/17 (c)	2,241,400
1,000,000	Harris County, TX, Hospital District Revenue, MBIA, 6.000% due 2/15/15 (c)	1,064,150
2,000,000	North Texas Tollway Authority Revenue, MBIA, 5.125% due 1/1/28	1,977,300
3,000,000	Sabine River Authority, Texas PCR, Southwestern Electric Power Co., MBIA, 4.950% due 3/1/18	2,995,590
1,000,000	Southwest Higher Education Authority Inc., Southern Methodist University Project, AMBAC, 5.500% due 10/1/19 (c)	1,140,450
125,000	Tarrant County, TX, Hospital Authority Revenue, Adventist Health System-Sunbelt, 10.250% due 10/1/10 (b)	130,809
175,000	Texas State Department Housing Community Affairs Home Mortgage Revenue, RIBS, GNMA/FNMA/FHLMC-Collateralized, 10.055% due 4/9/09 (a)(d)(h)	188,730
	Total Texas	19,129,505
Utah — 0.9%
	Spanish Fork City, UT, Water Revenue, FSA:
350,000	5.500% due 6/1/16 (c)	396,309
1,135,000	Unrefunded Balance, 5.500% due 6/1/16	1,165,327
	Total Utah	1,561,636
Virginia — 2.6%
	Pittsylvania County, VA, GO:
540,000	5.500% due 2/1/22	593,277
1,030,000	5.500% due 2/1/23	1,117,828
2,490,000	5.600% due 2/1/24	2,684,917
	Total Virginia	4,396,022
Washington — 1.8%
2,000,000	Energy Northwest Washington Electric Revenue, Project No. 3, FSA, 5.500% due 7/1/18	2,121,420
1,000,000	Washington State Health Care Facilities Authority Revenue, Multicare Health System, 5.750% due 8/15/29	991,630
	Total Washington	3,113,050
West Virginia — 0.0%
15,000	Cabell Putnam & Wayne Counties, WV, Single - Family Residence Mortgage Revenue, FGIC, 7.375% due 4/1/10 (b)	15,221
Wisconsin — 1.2%
2,000,000	La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project, 6.000% due 11/1/21 (a)	2,008,660
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $173,751,980)	168,594,919
SHORT-TERM INVESTMENTS — 1.2%
Florida — 0.3%
500,000	Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project, MBIA, LOC-Wachovia Bank N.A., 0.570%, 4/1/09 (i)	500,000
Illinois — 0.3%
500,000	Illinois Finance Authority Revenue, Refunding, Loyola University Health System, LOC-JPMorgan Chase, 0.450%, 4/1/09 (i)	500,000

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount	Security	Value
Massachusetts — 0.1%
$100,000	Massachusetts State HEFA Revenue, Partners Healthcare Systems, 0.200%, 4/1/09 (i)	$100,000
Oregon — 0.1%
200,000	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local, 0.500%, 4/1/09 (i)	200,000
Tennessee — 0.1%
100,000	Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Siskin Hospital for Physical Rehabilitation Inc., LOC-Bank of America N.A., 0.350%, 4/1/09 (i)	100,000
200,000	Clarksville, TN, PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC- Bank of America, 0.350%, 4/1/09 (i)	200,000
	Total Tennessee	300,000
Virginia — 0.3%
500,000	Virginia Commonwealth University, VA, AMBAC, LOC-Wachovia Bank N.A., SPA-Wachovia Bank N.A., 0.300%, 4/1/09 (i)	500,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $2,100,000)	2,100,000
	TOTAL INVESTMENTS — 100.0% (Cost — $175,851,980#)	170,694,919

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(c)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.
(e)	Maturity date shown represents the mandatory tender date.
(f)	Security is currently in default.
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(h)	Residual interest bonds—coupon varies inversely with level of short-term tax-exempt interest rates.
(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	ACA	- American Capital Assurance - Insured Bonds
	AMBAC	- Ambac Assurance Corporation - Insured Bonds
	CDA	- Community Development Authority
	COP	- Certificate of Participation
	DFA	- Development Finance Agency
	EDA	- Economic Development Authority
	EFA	- Educational Facilities Authority
	FGIC	- Financial Guaranty Insurance Company - Insured Bonds
	FHLMC	- Federal Home Loan Mortgage Corporation
	FNMA	- Federal National Mortgage Association
	FSA	- Financial Security Assurance - Insured Bonds
	GNMA	- Government National Mortgage Association
	GO	- General Obligation
	HEFA	- Health & Educational Facilities Authority
	IDA	- Industrial Development Authority
	INDLC	- Industrial Indemnity Company - Insured Bonds
	LOC	- Letter of Credit
	MBIA	- Municipal Bond Investors Assurance Corporation - Insured Bonds
	MFH	- Multi-Family Housing
	PCR	- Pollution Control Revenue
	RIBS	- Residual Interest Bonds
	Radian	- Radian Asset Assurance - Insured Bonds
	SPA	- Standby Bond Purchase Agreement - Insured Bonds
	XLCA	- XL Capital Assurance Inc. - Insured Bonds

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Summary of Investments by Sector *

Pre-Refunded/Escrowed to Maturity	21.3%
Hospitals	14.9
Electric	14.3
Industrial Development	10.9
Local General Obligation	10.0
Education	7.6
Transportation	5.5
Leasing	4.3
Water & Sewer	3.6
Resource Recovery	2.3
State General Obligation	1.9
Other Revenue	1.7
Special Tax	1.1
Housing	0.4
General Obligation	0.1
Public Facilities	0.1
100.0%

*As a percentage of total investments. Please note that Fund holdings are as of March, 31, 2009 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡
AAA/Aaa	25.4%
AA/ Aa	22.4
A	27.2
BBB/Baa	16.0
BB/Ba	1.6
A-1/VMIG1	1.2
NR	6.2
100.0%

†As a percentage of total investments.

‡ S&P primary rating; Moody’s secondary; then Fitch

See pages 9 and 10 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA        — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA           — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A              — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB         — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,

CCC,

CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D              — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa           — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa             — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A              — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa           — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba             — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B              — Bonds rated “B” generally lack characteristics of desirable investments.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa           — Bonds rated “Caa” are of poor standing.  These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca             — Bonds rated “Ca” represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked short-comings.

C                —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA        — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA           — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A              — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB         — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,

CCC

and CC     — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR            — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1         — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1           — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1    — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1        — Moody’s highest rating for short-term municipal obligations.

P-1            — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1             — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$170,694,919	—	$170,694,919	—
Other Financial Instruments*	(168,264)	$(168,264)	—	—
Total	$170,526,655	$(168,264)	$170,694,919	—

* Other financial instruments include futures contracts.

(b) Financial Futures Contracts.  The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Notes to Schedule of Investments (unaudited) (continued)

The Fund may enter into futures contracts for various reasons, including in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in interest rates, if applicable. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Fund’s prospectus and statement of additional information.

(c) Inverse Floaters.  The Fund may participate either in structuring an inverse floater or purchasing an inverse floater in the secondary market. An inverse floater generally has a floating or variable rate of interest that moves in the opposite direction of market interest rates.  So, when short-term interest rates move in an upward direction, the interest rate paid on the inverse floater decreases, and vice versa when market interest rates decrease. Inverse floaters also generally respond more rapidly to market interest rate changes than fixed rate securities.  Inverse floaters are subject to interest rate and leveraging risks.

When structuring an inverse floater, the Fund will transfer to a trust fixed-rate tax-exempt municipal bonds purchased by the Fund. The trust then typically issues two tranches of variable rate securities that are collateralized by the cash flows of the fixed-rate tax-exempt municipal bonds.  The two tranches are known as an inverse floater and a variable rate demand obligation (“VRDO”). The VRDO pays interest based on a floating rate set by a remarketing agent at predetermined intervals. The inverse floater, also known as a residual interest tax-exempt security (a “RITES”), is transferred to the Fund, which receives interest based on the remaining cash flow of the trust, after payment of interest on the VRDO and various expenses of the trust.  When structuring an inverse floater, the Fund would also be required to retain the municipal bond on its balance sheet and recognize a liability for the VRDO tranch of the trust, along with the periodic interest expense associated with the VRDO. Both the municipal bond and the VRDO are marked to market when the Fund determines its net asset value.

When the Fund purchases an inverse floater in the secondary market, it is required to mark the inverse floater to market when determining net asset value.  Interest income is accrued as earned and unrealized gains or losses are recognized when marked to market.

(d) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,779,656
Gross unrealized depreciation	(9,936,717)
Net unrealized depreciation	$(5,157,061)

At March 31, 2009, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Loss
Contracts to Sell:
U.S. Treasury 10-Year Notes	62	6/09	$7,524,580	$7,692,844	$(168,264)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2009.

Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	—	$(168,264)	$(168,264)
Foreign Exchange Contracts	—	—	—
Credit Contracts	—	—	—
Equity Contracts	—	—	—
Other Contracts	—	—	—
Total	—	$(168,264)	$(168,264)

3. Recent Accounting Pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Intermediate Muni Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 28, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:  May 28, 2009